Convertible Notes	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Debt Disclosure [Abstract]
Convertible Notes
4.	Convertible Notes

On April 4, 2018, $32,485 owed to related parties were converted to Series A convertible notes, which are unsecured, non-interest bearing, and due on April 4, 2023. These notes are convertible in whole or in part, any time until maturity, to common shares of the Company at $0.0001 per share. The outstanding balance remaining at maturity shall bear interest at 12% per annum until fully paid.

The Company evaluated the convertible notes for a beneficial conversion feature in accordance with ASC 470-20 “Debt with Conversion and Other Options”. The Company determined that the conversion price was below the closing stock price on the commitment date, and the convertible notes contained a beneficial conversion feature. The Company recognized the intrinsic value of the embedded beneficial conversion feature of $32,485 as additional paid-in capital and reduced the carrying value of the convertible note to $nil. The carrying value will be accreted over the term of the convertible notes up to their face value of $32,485.

During the year ended September 30, 2018, the Company issued a total of 31,745,000 shares of common stock upon the conversion of $3,174 of Series A convertible notes, which included 18,000,000 common shares to the President of the Company and 5,320,000 common shares to family members of the President of the Company. Upon conversion the Company immediately recognized the related remaining debt discount of $3,112 as accretion expense.

During the three months ended December 31, 2018, the Company issued a total of 2,000,000 shares of common stock upon the conversion of $200 of Series A convertible notes. As at December 31, 2018, the carrying value of the convertible notes was $854 (September 30, 2018 - $693) and had an unamortized discount of $28,257 (September 30, 2018 - $28,618). During the three months ended December 31, 2018, the Company recorded accretion expense of $361 (2017 - $nil).

5.	Convertible Notes

(a)	On April 16, 2014, WFS issued convertible debentures in the aggregate amount of Cdn$92,000. The convertible debentures are unsecured, non-interest bearing, and were due by April 16, 2016. The convertible debentures are convertible into common shares of WFS at a conversion price of Cdn$0.10 per share if WFS sells all or substantially all of its assets to another entity. In connection with the financing, WFS paid finder’s fees of Cdn$5,200. WFS determined that the convertible debentures contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debentures into common shares of WFS will occur. On May 1, 2018, WFS issued 920,000 shares of WFS common stock for the conversion of Cdn$92,000 of convertible debt. As at September 30, 2018, the carrying value of the convertible debentures are $nil (2017 - $73,548 (Cdn$92,000)).

(b)	On September 15, 2014, WFS issued convertible debentures in the aggregate amount of Cdn$268,000. The convertible debentures are unsecured, non-interest bearing, and were due by September 15, 2016. The convertible debentures are convertible into common shares of WFS at a conversion price of Cdn$0.25 per share if WFS sells all or substantially all of its assets to another entity. In connection with the financing, WFS paid finder’s fees of Cdn$9,600. WFS determined that the convertible debentures contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debentures into common shares of WFS will occur. On May 25, 2017, WFS repaid $5,000 of the convertible debenture. On May 1, 2018, WFS issued 1,052,000 shares of WFS common stock for the conversion of Cdn$263,000 of convertible debt. As at September 30, 2018, the carrying value of the convertible debenture is $nil (2017 - $210,251 (Cdn$263,000)).

(c)	On September 16, 2014, WFS issued convertible debentures in the aggregate amount of Cdn$10,000. The convertible debentures are unsecured, non-interest bearing, and were due by September 16, 2016. The convertible debentures are convertible into common shares of WFS at a conversion price of Cdn$0.25 per common share if WFS sells all or substantially all of its assets to another entity. WFS determined that the convertible debentures contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debentures into common shares of WFS will occur. On May 1, 2018, WFS issued 40,000 shares of WFS common stock for the conversion of Cdn$10,000 of convertible debt. As at September 30, 2018, the carrying value of the convertible debenture is $nil (2017 - $7,994 (Cdn$10,000)).

(d)	On September 16, 2014, WFS issued convertible debentures in the aggregate amount of Cdn$32,000. The convertible debentures are unsecured, non-interest bearing, and were due by September 16, 2016. The convertible debentures are convertible into common shares of WFS at a conversion price of Cdn$0.10 per share if WFS sells all or substantially all of its assets to another entity. In connection with the financing, WFS paid finder’s fees of Cdn$3,200. WFS determined that the convertible debentures contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debentures into common shares of WFS will occur. On May 1, 2018, WFS issued 320,000 shares of WFS common stock for the conversion of Cdn$32,000 of convertible debt. As at September 30, 2018, the carrying value of the convertible debenture is $nil (2017 - $25,582 (Cdn$32,000)).

(e)	On September 17, 2014, WFS issued convertible debentures in the aggregate amount of Cdn$130,000. The convertible debentures are unsecured, non-interest bearing, and were due by September 17, 2016. The convertible debentures are convertible into common shares of WFS at a conversion price of Cdn$0.25 per share if WFS sells all or substantially all of its assets to another entity. WFS determined that the convertible debentures contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debentures into common shares of WFS will occur. On May 1, 2018, WFS issued 520,000 shares of WFS common stock for the conversion of Cdn$130,000 of convertible debt. As at September 30, 2018, the carrying value of the convertible debenture is $nil (2017 - $103,925 (Cdn$130,000)).

(f)	On November 27, 2014, WFS issued convertible debentures in the aggregate amount of Cdn$15,000. The convertible debentures are unsecured, non-interest bearing, and due by November 27, 2016. The convertible debentures are convertible into common shares of WFS at a conversion price of Cdn$0.10 per share if WFS sells all or substantially all of its assets to another entity. WFS determined that the convertible debentures contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debentures into common shares of WFS will occur. On May 1, 2018, WFS issued 150,000 shares of WFS common stock for the conversion of Cdn$15,000 of convertible debt. As at September 30, 2018, the carrying value of the convertible debenture is $nil (2017 - $11,991 (Cdn$15,000)).

(g)	On December 30, 2014, WFS issued convertible debentures in the aggregate amount of Cdn$20,000. The convertible debentures are unsecured, non-interest bearing, and due by December 30, 2016. The convertible debentures are convertible into common shares of WFS at a conversion price of Cdn$0.25 per share if WFS sells all or substantially all of its assets to another entity. WFS determined that the convertible debentures contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debentures into common shares of WFS will occur. On May 1, 2018, WFS issued 80,000 shares of WFS common stock for the conversion of Cdn$20,000 of convertible debt. As at September 30, 2018, the carrying value of the convertible debenture is $nil (2017 - $15,988 (Cdn$20,000)).

(h)	On January 21, 2015, WFS issued a convertible debenture in the amount of Cdn$250,000. The convertible debenture is unsecured, non-interest bearing, and due by January 21, 2017. The convertible debenture is convertible into common shares of WFS at a conversion price of Cdn$0.10 per common share if WFS sells all or substantially all of its assets to another entity. WFS determined that the convertible debenture contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debenture into common shares of WFS will occur. On May 1, 2018, WFS issued 2,500,000 shares of WFS common stock for the conversion of Cdn$250,000 of convertible debt. As at September 30, 2018, the carrying value of the convertible debenture is $nil (2017 - $199,856 (Cdn$250,000)).

(i)	On February 22, 2015, WFS issued a convertible debenture in the amount of Cdn$30,000. The convertible debenture is unsecured, non-interest bearing, and due by February 22, 2017. The convertible debenture is convertible into common shares of WFS at a conversion price of Cdn$0.25 per share if WFS sells all or substantially all of its assets to another entity. In connection with the financing, WFS paid finder’s fees of Cdn$3,000. WFS determined that the convertible debenture contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debenture into common shares of WFS will occur. On May 1, 2018, WFS issued 120,000 shares of WFS common stock for the conversion of Cdn$30,000 of convertible debt. As at September 30, 2018, the carrying value of the convertible debenture is $nil (2017 - $23,983 (Cdn$30,000)).

(j)	On April 15, 2015, WFS issued a convertible debenture in the amount of Cdn$50,000. The convertible debenture is unsecured, non-interest bearing, and due by April 15, 2017. The convertible debenture is convertible into common shares of WFS at a conversion price of Cdn$0.25 per share if WFS sells all or substantially all of its assets to another entity. WFS determined that the convertible debenture contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debenture into common shares of WFS will occur. On May 1, 2018, WFS issued 200,000 shares of WFS common stock for the conversion of Cdn$50,000 of convertible debt. As at September 30, 2018, the carrying value of the convertible debenture is $nil (2017 - $39,971 (Cdn$50,000)).

(k)	On April 22, 2015, WFS issued a convertible debenture in the amount of Cdn$15,000. The convertible debenture is unsecured, non-interest bearing, and due by April 22, 2017. The convertible debenture is convertible into common shares of WFS at a conversion price of Cdn$0.25 per share if WFS sells all or substantially all of its assets to another entity. In connection with the financing, WFS paid finder’s fees of Cdn$1,500. WFS determined that the convertible debenture contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debenture into common shares of WFS will occur. On May 1, 2018, WFS issued 60,000 shares of WFS common stock for the conversion of Cdn$15,000 of convertible debt. As at September 30, 2018, the carrying value of the convertible debenture is $nil (2017 - $11,991 (Cdn$15,000)).

(l)	On May 29, 2015, WFS issued convertible debentures in the aggregate amount of Cdn$10,000. The convertible debentures are unsecured, non-interest bearing, and due by May 29, 2017. The convertible debentures are convertible into common shares of WFS at a conversion price of Cdn$0.25 per share if WFS sells all or substantially all of its assets to another entity. WFS determined that the convertible debentures contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debentures into common shares of WFS will occur. On May 1, 2018, WFS issued 40,000 shares of WFS common stock for the conversion of Cdn$10,000 of convertible debt. As at September 30, 2018, the carrying value of the convertible debenture is $nil (2017 - $7,994 (Cdn$10,000)).

(m)	On June 3, 2015, WFS issued a convertible debenture in the amount of Cdn$15,000. The convertible debenture is unsecured, non-interest bearing, and due by June 3, 2017. The convertible debenture is convertible into common shares of WFS at a conversion price of Cdn$0.25 per share if WFS sells all or substantially all of its assets to another entity. In connection with the financing, WFS paid finder’s fees of Cdn$1,500. WFS determined that the convertible debenture contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debenture into common shares of WFS will occur. On May 1, 2018, WFS issued 60,000 shares of WFS common stock for the conversion of Cdn$15,000 of convertible debt. As at September 30, 2018, the carrying value of the convertible debenture is $nil (2017 - $11,991 (Cdn$15,000)).

(n)	On June 26, 2015, WFS issued a convertible debenture in the amount of Cdn$10,000. The convertible debenture is unsecured, non-interest bearing, and due by June 26, 2017. The convertible debenture is convertible into common shares of WFS at a conversion price of Cdn$0.25 per share if WFS sells all or substantially all of its assets to another entity. In connection with the financing, WFS paid finder’s fees of Cdn$1,000. WFS determined that the convertible debenture contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debenture into common shares of WFS will occur. On May 1, 2018, WFS issued 40,000 shares of WFS common stock for the conversion of Cdn$10,000 of convertible debt. As at September 30, 2018, the carrying value of the convertible debenture is $nil (2017 - $7,994 (Cdn$10,000)).

(o)	On June 29, 2015, WFS issued a convertible debenture in the amount of Cdn$325,000 to the father of the Chief Executive Officer of WFS. The convertible debenture is unsecured, bears interest at 12% per annum, and is due on June 29, 2016. The convertible debenture is convertible into common shares of WFS or common shares of a public company that is an affiliate of WFS ("Pubco") at a conversion price which is the higher of (i) Cdn$0.10 per share; and (ii) if WFS or Pubco is listed on a stock exchange, the price per share equal to the amount that is a 40% discount from the average trading price of the shares of WFS or Pubco over a period of 5 trading days before the date of conversion. WFS determined that the convertible debenture contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debenture into common shares of WFS will occur. On February 28, 2018, WFS repaid Cdn$97,800 of the convertible debenture. On February 28, 2018, WFS issued 2,889,147 shares of common stock for the conversion of Cdn$227,200 of convertible debt and accrued interest. As at September 30, 2018, the carrying value of the convertible debenture is $nil (2017 - $259,813 (Cdn$325,000)).

(p)	On July 23, 2015, WFS issued a convertible debenture in the amount of Cdn$100,000. The convertible debenture is unsecured, non-interest bearing, and due by July 22, 2017. The convertible debenture is convertible into common shares of WFS at a conversion price of Cdn$0.20 per share if WFS sells all or substantially all of its assets to another entity. WFS determined that the convertible debenture contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debenture into common shares of WFS will occur. On May 1, 2018, WFS issued 500,000 shares of WFS common stock for the conversion of Cdn$100,000 of convertible debt. As at September 30, 2018, the carrying value of the convertible debenture is $nil (2017 - $79,942 (Cdn$100,000)).

(q)	On August 20, 2015, WFS issued a convertible debenture in the amount of Cdn$100,000 to the father of the Chief Executive Officer of WFS. The convertible debenture is unsecured, bears interest at 12% per annum, and was due on August 20, 2016. The convertible debenture is convertible into common shares of WFS or common shares of a public company that is an affiliate of WFS ("Pubco") at a conversion price which is the higher of (i) Cdn$0.10 per share; and (ii) if WFS or Pubco is listed on a stock exchange, the price per share equal to the amount that is a 40% discount from the average trading price of the shares of WFS or Pubco over a period of 5 trading days before the date of conversion. WFS determined that the convertible debenture contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debenture into common shares of WFS will occur. On February 28, 2018, WFS issued 1,271,632 shares of common stock for the conversion of Cdn$100,000 of convertible debt and accrued interest. As at September 30, 2018, the carrying value of the convertible debenture is $nil (2017 - $79,942 (Cdn$100,000)).

(r)	On October 4, 2015, WFS issued a convertible debenture in the amount of Cdn$100,000 to the father of the Chief Executive Officer of WFS, of which Cdn$30,000 was received on September 15, 2015. The convertible debenture is unsecured, bears interest at 12% per annum, and was due on October 4, 2016. The convertible debenture is convertible into common shares of WFS or common shares of a public company that is an affiliate of WFS ("Pubco") at a conversion price which is the higher of (i) Cdn$0.10 per share; and (ii) if WFS or Pubco is listed on a stock exchange, the price per share equal to the amount that is a 40% discount from the average trading price of the shares of WFS or Pubco over a period of 5 trading days before the date of conversion. WFS determined that the convertible debenture contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debenture into common shares of WFS will occur. On February 28, 2018, WFS issued 1,271,632 shares of common stock for the conversion of Cdn$100,000 of convertible debt and accrued interest. As at September 30, 2018, the carrying value of the convertible debenture is $nil (2017 - $79,942 (Cdn$100,000)).

(s)	On October 17, 2015, WFS issued a convertible debenture in the amount of Cdn$27,000. The convertible debenture is unsecured, non-interest bearing, and due by October 17, 2017. The convertible debenture is convertible into common shares of WFS at a conversion price of Cdn$0.24545 per share if WFS sells all or substantially all of its assets to another entity. WFS determined that the convertible debenture contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debenture into common shares of WFS will occur. On May 1, 2018, WFS issued 110,000 shares of WFS common stock for the conversion of Cdn$27,000 of convertible debt. As at September 30, 2018, the carrying value of the convertible debenture is $nil (2017 - $21,584 (Cdn$27,000)).

(t)	On December 1, 2015, WFS issued a convertible debenture in the amount of Cdn$10,000. The convertible debenture is unsecured, non-interest bearing, and due by December 1, 2017. The convertible debenture is convertible into common shares of WFS at a conversion price of Cdn$0.25 per share if WFS sells all or substantially all of its assets to another entity. WFS determined that the convertible debenture contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debenture into common shares of WFS will occur. On May 1, 2018, WFS issued 40,000 shares of WFS common stock for the conversion of Cdn$10,000 of convertible debt. As at September 30, 2018, the carrying value of the convertible debenture is $nil (2017 - $7,994 (Cdn$10,000)).

(u)	On February 1, 2016, WFS issued convertible debentures in the aggregate amount of Cdn$45,000. The convertible debentures are unsecured, non-interest bearing, and due by February 1, 2018. The convertible debentures are convertible into common shares of WFS at a conversion price of Cdn$0.25 per share if WFS sells all or substantially all of its assets to another entity. WFS determined that the convertible debentures contain no embedded beneficial conversion features as there is no guarantee that the option to convert the convertible debentures into common shares of WFS will occur. On February 19, 2018, WFS repaid $25,000 of the convertible debenture. On May 1, 2018, WFS issued 80,000 shares of WFS common stock for the conversion of Cdn$20,000 of convertible debt. As at September 30, 2018, the carrying value of the convertible debentures is $nil (2017 - $35,974 (Cdn$45,000)).

(v)	On February 24, 2016, WFS issued convertible debenture in the aggregate amount of Cdn$30,000. The convertible debentures are unsecured, non-interest bearing, and due by February 24, 2018. The convertible debentures are convertible into common shares of WFS at a conversion price of Cdn$0.20 per share if WFS sells all or substantially all of its assets to another entity. WFS determined that the convertible debenture contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debenture into common shares of WFS will occur. On May 1, 2018, WFS issued 150,000 shares of WFS common stock for the conversion of Cdn$30,000 of convertible debt. As at September 30, 2018, the carrying value of the convertible debenture is $nil (2017 - $23,983 (Cdn$30,000)).

(w)	On February 24, 2016, WFS issued convertible debenture in the aggregate amount of Cdn$25,000. The convertible debentures are unsecured, non-interest bearing, and due by February 24, 2018. The convertible debentures are convertible into common shares of WFS at a conversion price of Cdn$0.25 per share if WFS sells all or substantially all of its assets to another entity. WFS determined that the convertible debenture contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debenture into common shares of WFS will occur. On May 1, 2018, WFS issued 100,000 shares of WFS common stock for the conversion of Cdn$25,000 of convertible debt. As at September 30, 2018, the carrying value of the convertible debenture is $nil (2017 - $19,986 (Cdn$25,000)).

(x)	On May 31, 2016, WFS issued a convertible debenture in the amount of Cdn$115,000 to the father of the Chief Executive Officer of WFS, of which Cdn$40,000 was received on November 3, 2015, and Cdn$75,000 was received on April 28, 2016. The convertible debenture is unsecured, bears interest at 12% per annum, and is due on May 31, 2017. The convertible debenture is convertible into common shares of WFS or common shares of a public company that is an affiliate of WFS ("Pubco") at a conversion price which is the higher of (i) Cdn$0.10 per share; and (ii) if WFS or Pubco is listed on a stock exchange, the price per share equal to the amount that is a 40% discount from the average trading price of the shares of WFS or Pubco over a period of 5 trading days before the date of conversion. WFS determined that the convertible debenture contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debenture into common shares of WFS will occur. On February 28, 2018, WFS issued 1,462,376 shares of common stock for the conversion of Cdn$115,000 of convertible debt and accrued interest. As at September 30, 2018, the carrying value of the convertible debenture is $nil (2017 - $91,934 (Cdn$115,000)).

(y)	On July 12, 2016, WFS issued a convertible debenture in the amount of Cdn$35,000 to the father of the Chief Executive Officer of WFS. The convertible debenture is unsecured, bears interest at 12% per annum, and is due on July 12, 2017. The convertible debenture is convertible into common shares of WFS or common shares of a public company that is an affiliate of WFS ("Pubco") at a conversion price which is the higher of (i) Cdn$0.10 per share; and (ii) if WFS or Pubco is listed on a stock exchange, the price per share equal to the amount that is a 40% discount from the average trading price of the shares of WFS or Pubco over a period of 5 trading days before the date of conversion. WFS determined that the convertible debenture contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debenture into common shares of WFS will occur. On February 28, 2018, WFS issued 445,071 shares of common stock for the conversion of Cdn$35,000 of convertible debt and accrued interest. As at September 30, 2018, the carrying value of the convertible debenture is $nil (2017 - $27,980 (Cdn$35,000)).

(z)	On September 29, 2016, WFS issued a convertible debenture in the amount of Cdn$5,000. The convertible debenture is unsecured, non-interest bearing, and due by September 29, 2018. The convertible debenture is convertible into common shares of WFS at a conversion price of Cdn$0.25 per share if WFS sells all or substantially all of its assets to another entity. WFS determined that the convertible debenture contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debenture into common shares of WFS will occur. On May 1, 2018, WFS issued 20,000 shares of WFS common stock for the conversion of Cdn$5,000 of convertible debt. As at September 30, 2018, the carrying value of the convertible debenture is $nil (2017 - $3,997 (Cdn$5,000)).

(aa)	On November 16, 2016, WFS issued a convertible debenture in the amount of $70,000 to the father of the Chief Executive Officer of WFS. The convertible debenture is unsecured, bears interest at 12% per annum, and is due on November 16, 2017. The convertible debenture is convertible into common shares of WFS or common shares of a public company that is an affiliate of WFS ("Pubco") at a conversion price which is the higher of (i) Cdn$0.10 per share; and (ii) if WFS or Pubco is listed on a stock exchange, the price per share equal to the amount that is a 40% discount from the average trading price of the shares of WFS or Pubco over a period of 5 trading days before the date of conversion. WFS determined that the convertible debenture contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debenture into common shares of WFS will occur. On February 28, 2018, WFS issued 890,142 shares of common stock for the conversion of Cdn$70,000 of convertible debt and accrued interest. As at September 30, 2018, the carrying value of the convertible debenture is $nil (2017 - $55,960 (Cdn$70,000)).

(bb)	On January 5, 2017, WFS issued a convertible debenture in the amount of Cdn$65,000. The convertible debenture is unsecured, non-interest bearing, and due by January 5, 2019. The convertible debenture is convertible into common shares of WFS at a conversion price of Cdn$0.25 per share if WFS sells all or substantially all of its assets to another entity. WFS determined that the convertible debenture contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debenture into common shares of WFS will occur. On May 1, 2018, WFS issued 260,000 shares of WFS common stock for the conversion of Cdn$65,000 of convertible debt. As at September 30, 2018, the carrying value of the convertible debenture is $nil (2017 - $51,963 (Cdn$65,000)).

(cc)	On January 8, 2017, WFS issued a convertible debenture in the amount of Cdn$5,000. The convertible debenture is unsecured, non-interest bearing, and due by January 8, 2019. The convertible debenture is convertible into common shares of WFS at a conversion price of Cdn$0.25 per share if WFS sells all or substantially all of its assets to another entity. WFS determined that the convertible debenture contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debenture into common shares of WFS will occur. On May 16, 2018, WFS repaid $5,000 of the convertible debenture. As at September 30, 2018, the carrying value of the convertible debenture is $nil (2017 - $3,997 (Cdn$5,000)).

(dd)	On February 4, 2017, WFS issued a convertible debenture in the amount of Cdn$7,000. The convertible debenture is unsecured, non-interest bearing, and due by February 4, 2019. The convertible debenture is convertible into common shares of WFS at a conversion price of Cdn$0.25 per share if WFS sells all or substantially all of its assets to another entity. WFS determined that the convertible debenture contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debenture into common shares of WFS will occur. On May 1, 2018, WFS issued 28,000 shares of WFS common stock for the conversion of Cdn$7,000 of convertible debt. As at September 30, 2018, the carrying value of the convertible debenture is $nil (2017 - $5,596 (Cdn$7,000)).

(ee)	On April 26, 2017, WFS issued a convertible debenture in the amount of Cdn$5,000. The convertible debenture is unsecured, non-interest bearing, and due by February 4, 2019. The convertible debenture is convertible into common shares of WFS at a conversion price of Cdn$0.25 per share if WFS sells all or substantially all of its assets to another entity. WFS determined that the convertible debenture contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debenture into common shares of WFS will occur. On May 16, 2018, WFS repaid $5,000 of the convertible debenture. As at September 30, 2018, the carrying value of the convertible debenture is $nil (2017 - $3,997 (Cdn$5,000)).

(ff)	On April 26, 2017, WFS issued a convertible debenture in the amount of Cdn$25,000. The convertible debenture is unsecured, non-interest bearing, and due by April 26, 2019. The convertible debenture is convertible into common shares of WFS at a conversion price of Cdn$0.25 per share if WFS sells all or substantially all of its assets to another entity. WFS determined that the convertible debenture contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debenture into common shares of WFS will occur. On May 1, 2018, WFS issued 100,000 shares of WFS common stock for the conversion of Cdn$25,000 of convertible debt. As at September 30, 2018, the carrying value of the convertible debenture is $nil (2017 - $19,986 (Cdn$25,000)).

(gg) On May 12, 2017, WFS issued a convertible debenture in the amount of Cdn$50,000. The convertible debenture is unsecured, non-interest bearing, and due by May 12, 2019. The convertible debenture is convertible into common shares of WFS at a conversion price of Cdn$0.25 per share if WFS sells all or substantially all of its assets to another entity. WFS determined that the convertible debenture contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debenture into common shares of WFS will occur. On May 1, 2018, WFS issued 200,000 shares of WFS common stock for the conversion of Cdn$50,000 of convertible debt. As at September 30, 2018, the carrying value of the convertible debenture is $nil (2017 - $39,971 (Cdn$50,000)).

(hh)	On May 31, 2017, WFS issued a convertible debenture in the amount of Cdn$8,000. The convertible debenture is unsecured, non-interest bearing, and due by May 31, 2019. The convertible debenture is convertible into common shares of WFS at a conversion price of Cdn$0.25 per share if WFS sells all or substantially all of its assets to another entity. WFS determined that the convertible debenture contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debenture into common shares of WFS will occur. On May 1, 2018, WFS issued 32,000 shares of WFS common stock for the conversion of Cdn$8,000 of convertible debt. As at September 30, 2018, the carrying value of the convertible debenture is $nil (2017 - $6,395 (Cdn$8,000)).

(ii)	On June 6, 2017, WFS issued a convertible debenture in the amount of Cdn$50,000. The convertible debenture is unsecured, non-interest bearing, and due by June 6, 2019. The convertible debenture is convertible into common shares of WFS at a conversion price of Cdn$0.20 per share if WFS sells all or substantially all of its assets to another entity. WFS determined that the convertible debenture contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debenture into common shares of WFS will occur. On May 1, 2018, WFS issued 250,000 shares of WFS common stock for the conversion of Cdn$50,000 of convertible debt. As at September 30, 2018, the carrying value of the convertible debenture is $nil (2017 - $39,971 (Cdn$50,000)).

(jj)	On December 23, 2017, WFS issued a convertible debenture in the amount of Cdn$51,000. The convertible debenture is unsecured, non-interest bearing, and due by December 23, 2019. The convertible debenture is convertible into common shares of WFS at a conversion price of Cdn$0.25 per share if WFS sells all or substantially all of its assets to another entity. WFS determined that the convertible debenture contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debenture into common shares of WFS will occur. On May 1, 2018, WFS issued 204,000 shares of WFS common stock for the conversion of Cdn$51,000 of convertible debt.

(kk)	On January 3, 2018, WFS issued a convertible debenture in the amount of Cdn$12,500. The convertible debenture is unsecured, non-interest bearing, and due by January 3, 2020. The convertible debenture is convertible into common shares of WFS at a conversion price of Cdn$0.20 per share if WFS sells all or substantially all of its assets to another entity. WFS determined that the convertible debenture contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debenture into common shares of WFS will occur. On May 1, 2018, WFS issued 62,500 shares of WFS common stock for the conversion of Cdn$12,500 of convertible debt.

(ll) On January 10, 2018, WFS issued a convertible debenture in the amount of Cdn$25,000. The convertible debenture is unsecured, non-interest bearing, and due by January 10, 2020. The convertible debenture is convertible into common shares of WFS at a conversion price of Cdn$0.25 per share if WFS sells all or substantially all of its assets to another entity. WFS determined that the convertible debenture contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debenture into common shares of WFS will occur. On May 1, 2018, WFS issued 100,000 shares of WFS common stock for the conversion of Cdn$25,000 of convertible debt.

(mm)	On January 11, 2018, WFS issued a convertible debenture in the amount of Cdn$13,000. The convertible debenture is unsecured, non-interest bearing, and due by January 11, 2020. The convertible debenture is convertible into common shares of WFS at a conversion price of Cdn$0.25 per share if WFS sells all or substantially all of its assets to another entity. WFS determined that the convertible debenture contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debenture into common shares of WFS will occur. On May 1, 2018, WFS issued 52,000 shares of WFS common stock for the conversion of Cdn$13,000 of convertible debt.

(nn)	On January 18, 2018, WFS issued a convertible debenture in the amount of Cdn$10,000. The convertible debenture is unsecured, non-interest bearing, and due by January 18, 2020. The convertible debenture is convertible into common shares of WFS at a conversion price of Cdn$0.25 per share if WFS sells all or substantially all of its assets to another entity. WFS determined that the convertible debenture contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debenture into common shares of WFS will occur. On May 1, 2018, WFS issued 40,000 shares of WFS common stock for the conversion of Cdn$10,000 of convertible debt.

(oo)	On January 25, 2018, WFS issued a convertible debenture in the amount of Cdn$10,000. The convertible debenture is unsecured, non-interest bearing, and due by January 25, 2020. The convertible debenture is convertible into common shares of WFS at a conversion price of Cdn$0.25 per share if WFS sells all or substantially all of its assets to another entity. WFS determined that the convertible debenture contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debenture into common shares of WFS will occur. On May 1, 2018, WFS issued 40,000 shares of WFS common stock for the conversion of Cdn$10,000 of convertible debt.

(pp)	On January 27, 2018, WFS issued a convertible debenture in the amount of Cdn$5,000. The convertible debenture is unsecured, non-interest bearing, and due by January 27, 2020. The convertible debenture is convertible into common shares of WFS at a conversion price of Cdn$0.25 per share if WFS sells all or substantially all of its assets to another entity. WFS determined that the convertible debenture contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debenture into common shares of WFS will occur. On May 1, 2018, WFS issued 20,000 shares of WFS common stock for the conversion of Cdn$5,000 of convertible debt.

(qq)	On January 29, 2018, WFS issued a convertible debenture in the amount of Cdn$246,000. The convertible debenture is unsecured, non-interest bearing, and due by January 29, 2020. The convertible debenture is convertible into common shares of WFS at a conversion price of Cdn$0.25 per share if WFS sells all or substantially all of its assets to another entity. WFS determined that the convertible debenture contained no embedded beneficial conversion feature as there is no guarantee that the option to convert the convertible debenture into common shares of WFS will occur. On May 1, 2018, WFS issued 984,000 shares of WFS common stock for the conversion of Cdn$246,000 of convertible debt.

(rr) On April 4, 2018, $32,485 owed to related parties were converted to Series A convertible notes, which are unsecured, non-interest bearing, and due on April 4, 2023. These notes are convertible in whole or in part, any time until maturity, to common shares of the Company at $0.0001 per share. The outstanding balance remaining at maturity shall bear interest at 12% per annum until fully paid.

The Company evaluated the convertible notes for a beneficial conversion feature in accordance with ASC 470-20 “Debt with Conversion and Other Options”. The Company determined that the conversion price was below the closing stock price on the commitment date, and the convertible notes contained a beneficial conversion feature. The Company recognized the intrinsic value of the embedded beneficial conversion feature of $32,485 as additional paid-in capital and reduced the carrying value of the convertible note to $nil. The carrying value will be accreted over the term of the convertible notes up to their face value of $32,485. During the year ended September 30, 2018, the Company issued a total of 31,745,000 shares of common stock upon the conversion of $3,174 of Series A convertible notes, which included 18,000,000 common shares to the President of the Company and 5,320,000 common shares to family members of the President of the Company. Upon conversion, the Company immediately recognized the related remaining debt discount of $3,112 as accretion expense. As at September 30, 2018, the carrying value of the convertible notes was $693 (2017 - $nil) and had an unamortized discount of $28,618 (2017 - $nil).